Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of Assets and Liabilities, Lessee	The following table presents information about our operating leases at the year ended December 31, 2019.

Dollars in thousands	2019
Lease right of use assets (ROU)	$2,544
Lease liabilities	$2,544

Schedule of Future Undiscounted Cash Flows on Operating Leases
The following table presents future undiscounted cash flows on our operating leases:

Years Ending December 31,	(Dollars in thousands)
2020	$309
2021	319
2022	290
2023	250
2024	252
Thereafter	26,211
Total undiscounted lease payments	$27,631